RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2017
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RESEARCH AND DEVELOPMENT EXPENSES

22 RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31,
€ in thousands	2017	2016	2015
Consumables	5,821	5,916	4,448
Outsourcing	52,655	65,925	53,897
Patent costs	2,868	2,134	2,177
Employee expenses	30,426	26,707	22,799
Share-based compensation expense	867	808	751
Other operating expenses	6,746	5,825	5,281
Reduction withholding tax for scientists	(4,119)	(3,702)	(3,381)
Research and development incentives	(6,916)	(5,078)	(3,873)

Subtotal	88,348	98,535	82,099

Depreciation and amortization expenses	2,573	1,780	985

Total research and development expenses	90,920	100,315	83,084